Auditor's Remuneration	12 Months Ended
Dec. 31, 2017
Disclosure Of Auditors Remuneration [Line Items]
Auditor's Remuneration

28 AUDITOR’s REMUNERATION

	$ million
	2017	2016	2015
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	27	32	5
Other audit fees, principally in respect of audits of accounts of subsidiaries	21	17	46
Total audit fees	48	49	51
Audit-related fees [A]	4	2	2
Fees in respect of other non-audit services [B]	1	1	—
Total	53	52	53

[A] Categorised as fees for audit services for US reporting purposes. Aggregate audit fees for US reporting purposes amounted to $52 million in 2017 (2016: $51 million; 2015: $53 million).

[B] Categorised as all other fees for US reporting purposes and mainly related to agreed-upon-procedures.

In addition, the auditor provided audit services to retirement benefit plans for employees of subsidiaries. Remuneration amounted to $1 million in 2017 (2016: $1 million; 2015: $1 million).

With effect from 2016, Ernst & Young LLP (EY) was appointed as auditor of the Company, replacing PricewaterhouseCoopers LLP (PwC). Auditor’s remuneration for 2017 and 2016 relates to EY and for 2015 to PwC. From 2016, fees in respect of the audit of the Consolidated Financial Statements include audit of consolidation returns carried out locally that was previously included within other audit fees.

Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Auditors Remuneration [Line Items]
Auditor's Remuneration

Notes to the Royal Dutch Shell Dividend Access Trust Financial Statements

8 AUDITOR’S REMUNERATION

Auditor’s remuneration for 2017 audit services was £33,750 (2016: £33,750; 2015: £33,750).

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Parent [Member]
Disclosure Of Auditors Remuneration [Line Items]
Auditor's Remuneration	14 AUDITOR’S REMUNERATION See Note 28 to the Consolidated Financial Statements.